Statements Of Net Assets Available For Benefits - EBP 006 [Member] - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Investments
Investments, at fair value	$ 3,750,364	$ 3,497,057
Investments, at contract value	263,644	263,101
Total investments	4,014,008	3,760,158
Receivables
Notes receivable from participants	10,440	11,424
Participants' contributions receivable	54	49
Employer's contributions receivable	1,199	1,273
Other receivables	288	656
Total receivables	11,981	13,402
Total Assets	4,025,989	3,773,560
Payables
Operating and other payables	301	655
Net assets available for benefits	$ 4,025,688	$ 3,772,905